Employee Incentive Plans (Tables)	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense relating to short term incentive plans
Total costs relating to STI Plans were recorded as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Cost of products sold	$1.2	$1.1
Selling, administrative, research and development, and general	2.7	1.1
Total costs recorded in connection with STI Plans	$3.9	$2.2
The following table presents the allocation of the charges detailed above, by segment:

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$2.7	$1.7
All Other	1.2	0.5
Total costs recorded in connection with STI Plans	$3.9	$2.2

Non-cash compensation expense
Non-cash Compensation Expense. Recorded costs by type of award under LTI programs were as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Service-based non-vested common shares and restricted stock units	$1.7	$1.0
Performance shares	0.8	0.4
Total non-cash compensation expense	$2.5	$1.4
The following table presents the allocation of the charges detailed above, by segment:

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$0.7	$0.4
All Other	1.8	1.0
Total non-cash compensation expense	$2.5	$1.4

Unrecognized gross compensation cost data
Unrecognized Gross Compensation Cost Data. The following table presents unrecognized gross compensation cost data:

	March 31, 2012
	Unrecognized gross compensation costs, by award type	Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type
Service-based non-vested common shares and restricted stock units	$4.7	2.0
Performance shares	$9.0	2.6

Summary of activity of non-vested common shares, restricted stock units, and performance shares
Summary of Activity. A summary of the activity with respect to non-vested common shares, restricted stock units and performance shares for the quarter ended March 31, 2012 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Outstanding at December 31, 2011	202,836	$29.24	6,072	$33.67	777,934	$26.84
Granted	72,859	44.46	2,486	44.46	211,900	44.46
Vested	(119,413)	21.09	(3,375)	25.77	(7,952)	18.89
Forfeited	(1,402)	44.03	—	—	—	—
Canceled	—	—	—	—	(398,191)	14.49
Outstanding at March 31, 2012	154,880	$42.55	5,183	$43.99	583,691	$41.77
A summary of select activity with respect to non-vested common shares, restricted stock units and performance shares for the quarter ended March 31, 2011 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Granted	63,303	$46.59	2,182	$46.59	186,918	$46.59
Vested	(46,464)	$56.63	(3,314)	$16.83	(10,585)	$74.34